INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset

	December 31,	December 31,
	2023	2022

Patents	$1,241,199	$1,262,246
Licensed software	16,923,586	17,210,562
Software development costs	—	118,139
Less: accumulated amortization	(3,766,061)	(3,667,638)
Less: impairment	(14,398,724)	(13,554,885)
Intangible assets, net	$—	$1,368,424